EXHIBIT 99.8

NISSAN MOTOR ACCEPTANCE CORPORATION

NISSAN MASTER OWNER TRUST RECEIVABLES,

SERIES 2017-C

Pursuant to Section 3.04 of the Amended and Restated Transfer and Servicing Agreement, dated as of October 15, 2003 (as in effect on the date hereof, the “Transfer and Servicing Agreement”), among Nissan Wholesale Receivables Corporation II, as transferor (the “Transferor”), Nissan Master Owner Trust Receivables, as issuer (the “Issuer”) and Nissan Motor Acceptance Corporation, as servicer (the “Servicer”) and Section 5.03(a) of the Indenture Supplement, dated as of November 13, 2017 (as in effect on the date hereof, the “Indenture Supplement”) to the Amended and Restated Indenture, dated as of October 15, 2003 (as in effect on the date hereof, the “Base Indenture”; and together with the Indenture Supplement, the “Indenture”), each between the Issuer and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), the Servicer is required to prepare a Payment Date Statement. The undersigned, a duly Authorized Officer of the Servicer, does hereby certify in this Certificate (this “Certificate”):

(i)    Capitalized terms used in this Certificate have their respective meanings set forth in the Annex of Definitions attached to the Transfer and Servicing Agreement or the Indenture Supplement, as applicable.

(ii)    This Certificate is being delivered pursuant to Section 5.03(a) of the Indenture Supplement.

(iii)    The undersigned is the Servicer under the Indenture and the Transfer and Servicing Agreement. The undersigned is an Authorized Officer of the Servicer.

(iv)    The date of this Certificate is on, or prior to, the Determination Date related to the Payment Date occurring on April 16, 2018.

(v)    As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Indenture and the Transfer and Servicing Agreement through the Collection Period preceding such Payment Date.

(vi)    As of the date hereof, no Early Amortization Event or Event of Default has occurred and is continuing under (and as defined in) the Indenture and, to the best knowledge of the undersigned, no event or condition exists which with notice and/or the passage of time, would constitute an Early Amortization Event or Event of Default.

(vii)    The Payment Date Statement with respect to the Payment Date occurring on April 16, 2018 is true, complete and accurate in all material respects.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of April, 2018.

NISSAN MOTOR ACCEPTANCE CORPORATION, as Servicer

By:	/s/ Riley A. McAndrews
	Name:	Riley A. McAndrews
	Title:	Assistant Treasurer Nissan Motor Acceptance Corporation